BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Initial adopion of IFRS 16 (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Initial adoption effects:
Property, plant and equipment (Note 12)	R$ 42,847,264	R$ 34,115,327	R$ 33,222,316
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Nominal value payable	9,999,696
Unrealized financial expenses	(1,381,624)
Present value payable	8,618,072
Current	1,711,092
Non-current	6,906,980
Initial adoption effects:
Property, plant and equipment (Note 12)	8,618,072
Loans, financing, debentures and leases (Note 20)	8,618,072
IFRIC 23
Initial adoption effects:
Asset reclassification	R$ 68,945